Trade and Other Receivables - Activity in Allowance of Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance, beginning of the period	$ 1,642	$ 113
Provision for uncollectible receivables	1,355	1,529
Write-offs	(1,974)	0
Balance, end of the period	$ 1,023	$ 1,642